Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Line Items]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 21 - CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to Rules 12-04(a), 5-04(c), and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such rules and concluded they were applicable to the Company as the restricted net assets of the Company’s PRC subsidiary and VIEs exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed consolidated financial statements for the parent company are included herein.

PARENT COMPANY BALANCE SHEETS

	December 31,
	2025	2024
Assets
Current assets
Cash and cash equivalents	$3,278,253	$6,489,424
Short-term investments	11,100,000	14,700,000
Accounts receivable, net	1,697,673	-
Intercompany receivables	15,000	15,000
Other receivable	6,846,247	-
Prepaid expenses and other current assets	-	1,293,893
Total current assets	22,937,173	22,498,317

Non-current assets
Investments in non-VIE subsidiaries	14,523,251	14,138,600
Total non-current assets	14,523,251	14,138,600
Total Assets	$37,460,424	$36,636,917

Liabilities and Shareholders’ Equity
Current liabilities
Accounts payable	$85,860	$-
Intercompany payable	1,364,252	1,361,997
Total current liabilities	1,450,112	1,361,997

Total Liabilities	1,450,112	1,361,997

Commitments and Contingencies	-	-

Shareholders’ Equity
Class A Ordinary Shares, US$0.005 par value; 60,000,000 shares authorized, 422,147 shares issued and outstanding as of December 31, 2025; 8,636,160 shares authorized, 422,147 shares issued and outstanding as of December 31, 2024.*	2,111	2,111
Class B Ordinary Shares, US$0.0001 par value; 150,000,000 shares authorized, 8,192,000 shares issued and outstanding as of December 31, 2025; 58,192,000 shares authorized, 8,192,000 shares issued and outstanding as of December 31, 2024.	819	819
Additional paid-in capital	24,920,060	24,920,060
Statutory reserve	836,215	836,215
Retained earnings	10,671,200	10,491,058
Accumulated other comprehensive loss	(420,093)	(975,343)
Total Shareholders’ Equity	36,010,312	35,274,920
Total Liabilities and Shareholders’ Equity	$37,460,424	$36,636,917

*	The shares data are presented on a retroactive basis to reflect the 50 to 1 reverse share split applies to Class A ordinary shares (Note 14 and 20).

PARENT COMPANY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2025	2024	2023

Revenues	$1,997,668	$-	$36,402
Cost of revenues	(1,799,200)	-	-
Gross profit	198,468	-	36,402

Operating expenses:
General and administrative	1,240,605	1,323,145	764,111
Total operating expenses	1,240,605	1,323,145	764,111

Operating loss	(1,042,137)	(1,323,145)	(727,709)

Other income (expense)
Net investment gain	1,209,226	250,826	238,812
Interest income	183,652	292,996	317,505
Other expense, net	-	-	(3,382)
Total other income, net	1,392,878	543,822	552,935

Share of (loss) income from subsidiaries	(170,599)	(117,367)	1,222,415
Income (loss) before income taxes	180,142	(896,690)	1,047,641

Net income (loss)	$180,142	$(896,690)	$1,047,641
Earnings (loss) per ordinary share
– Basic and diluted*	$0.02	$(0.11)	$0.13

Weighted average number of ordinary shares outstanding
– Basic and diluted*	8,614,147	8,440,232	8,293,309

*	The shares data are presented on a retroactive basis to reflect the 50 to 1 reverse share split applies to Class A ordinary shares (Note 14 and 20).

PARENT COMPANY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2025	2024	2023
Cash flows from operating activities
Net (loss) income	$180,142	$(896,690)	1,047,641
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Accrued interest income from loans	-	(199,954)	(317,171)
Net investment (gain) loss	(675,648)	142,367	(1,461,227)
Changes in operating assets and liabilities:
Accounts receivable	(1,697,673)	-	-
Deferred offering cost	-	-	(130,134)
Due from intercompany	-	-	(5,000)
Accounts payable	85,860	-	-
Due to intercompany	2,255	-	3,067
Prepaid expenses and other current assets	293,893	-	-
Net cash used in operating activities	(1,811,171)	(954,277)	(862,824)

Cash flows from investing activities
Loans to third parties	(3,000,000)	(1,092,453)	(11,260,542)
Repayment from third-party loans	3,000,000	3,810,089	8,830,933
Purchases of bank deposits	(11,600,000)	(18,200,000)	-
Redeem of bank deposits	9,200,000	7,500,000	-
Purchases of held-to-maturity investments	-	-	(11,000,000)
Redemption of held-to-maturity investments	-	-	7,159,018
Deposit for acquisition	1,000,000	(1,010,000)	-
Net cash used in investing activities	(1,400,000)	(8,992,364)	(6,270,591)

Cash flows from financing activities:
Proceeds from issuance of ordinary shares	-	8,200,000	15,142,902
Net cash provided by financing activities	-	8,200,000	15,142,902

Net (decrease) increase in cash	(3,211,171)	(1,746,641)	8,009,487
Cash and cash equivalents at beginning of year	6,489,424	8,236,065	226,578
Cash and cash equivalents at end of year	$3,278,253	$6,489,424	8,236,065